RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2023	December 31, 2022
Junze Zhang	Shareholder and director of the Company	$916,865	$698,624
Xinwen Yang	Director of the SDYL	-	-
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,054	6,356
Total		$922,919	$704,980

	For the six months ended June 30,
	2023	2022
Cash advance from related parties
Qing Zuo	$-	$-
Junze Zhang	232,304	180,151
Xinwen Yang	-	4,968
	$232,304	$185,119

	For the six months ended June 30,
	2023	2022

Songlin Zhu(1)	$109,218	$-
Zheng Pei(2)	39,204	-
Xinwen Yang(3)	164,867	-
	$313,289	$-